UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   March  14,2011

Report Type (Check only one.);

[ ]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: 33,756



List of Other Included Managers:

No.  13F File Number    Name
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105      223    20324 SH       SOLE                    20324
AMERICAN ELECTRIC POWER        COM              025537101     3570   104452 SH       SOLE                   104452
CALPINE CORP                   COM              131347304      408    34297 SH       SOLE                    34297
CMS ENERGY CORP                COM              125896100     1367    88438 SH       SOLE                    88438
EMPIRE DISTRICT ELECTRIC       COM              291641108     1114    61845 SH       SOLE                    61845
EL PASO ELECTRIC               COM              283677854      510    24772 SH       SOLE                    24772
EL PASO CORP                   COM              28336L109     1791   165233 SH       SOLE                   165233
EMCOR GROUP INC                COM              29084Q100      365    14814 SH       SOLE                    14814
EQT CORP                       COM              26884L109     1043    25447 SH       SOLE                    25447
FPL GROUP                      COM              65339F101     2788    57677 SH       SOLE                    57677
HAWAIIAN ELECTRIC INDS         COM              419870100     1097    48858 SH       SOLE                    48858
ITC HOLDINGS CORP              COM              465685105     1932    35134 SH       SOLE                    35134
JPMORGAN ALERIAN    ALERIAN ML ETN              46625H365     1124    36821 SH       SOLE                    36821
LACLEDE GROUP INC              COM              505597104      392    11642 SH       SOLE                    11642
MGE ENERGY                     COM              55277P104      360    10194 SH       SOLE                    10194
NICOR INC                      COM              654086107     2036    48561 SH       SOLE                    48561
NORTHEAST UTILITIES            COM              664397106     1512    54693 SH       SOLE                    54693
NV ENERGY INC                  COM              67073Y106      226    18350 SH       SOLE                    18350
PG&E CORP                      COM              69331C108     1665    39247 SH       SOLE                    39247
POWERSECURE INTERNATIONAL      COM              73936N105      210    26603 SH       SOLE                    26603
PPL CORP                       COM              69351T106      419    15117 SH       SOLE                    15117
QUANTA SERVICES INC            COM              74762E102      405    21141 SH       SOLE                    21141
QUESTAR CORP                   COM              748356102      582    13461 SH       SOLE                    13461
SCANA CORP                     COM              80589M102     2440    64937 SH       SOLE                    64937
SOUTH JERSEY INDUSTRIES        COM              838518108      393     9351 SH       SOLE                     9351
SOUTHERN UNION CO              COM              844030106      704    27763 SH       SOLE                    27763
SPECTRA ENERGY CORP            COM              847560109      678    30091 SH       SOLE                    30091
SEMPRA ENERGY                  COM              816851109      317     6346 SH       SOLE                     6346
TECO ENERGY INC                COM              872375100      723    45481 SH       SOLE                    45481
TRANSCANADA CORP               COM              89353D107     1386    37741 SH       SOLE                    37741
UIL HOLDINGS CORP              COM              902748102      347    12616 SH       SOLE                    12616
US GEOTHERMAL INC              COM              90338S102      398   437000 SH       SOLE                   437000
WISCONSIN ENERGY CORP          COM              976657106     1008    20403 SH       SOLE                    20403
XCEL ENERGY  INC               COM              98389B100      222    10463 SH       SOLE                    10463

